Report of the directors financial review risk report - Wholesale analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
– United Kingdom | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
– United Kingdom | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ 53	£ 67
– United Kingdom | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	44	55
– United Kingdom | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	30	38
– United Kingdom | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	71	87
– United Kingdom | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	306	276
– United Kingdom | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(140,730)	(144,215)
– France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	80	78
– France | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	78	81
– France | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	69	72
– France | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	90	99
– France | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	117	112
– France | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	£ (132,577)	£ (142,389)